Directors and Senior Management - Summary of Remuneration of Directors of the Company (Detail) - Directors [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Directors Remuneration [Line Items]
Emoluments	$ 12	$ 11	$ 10
Value of released awards under long-term incentive plans	20	5	8
Employer contributions to pension plans	$ 1	$ 1	$ 1